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                                                                THE ACACIA GROUP
                   7315 Wisconsin Avenue Bethesda, Maryland 20814 (301) 280-1000


April 30, 2002

                                              Transmitted via EDGAR on 4/30/2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

RE:     Acacia National Life Insurance Company (Depositor)
        Acacia National Variable Life Insurance Separate Account II (Registrant) File No. 333-53732
        Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2002, for Acacia National Variable Life Insurance Separate Account II ("Separate Account II"), File No. 333-53732, as otherwise required by Rule 497(c) under the Securities Act of 1933, Acacia National Life Insurance Company, on behalf of Separate Account II, hereby certifies that:

     1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 2 to Separate Account II's registration statement for File No. 333-53732 on Form N-4 filed with the SEC April 5, 2002; and

     2. The text of Post-Effective Amendment No. 2 to Separate Account II's registration statement for File No. 333-53732 on Form N-4 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please contact me at 301-280-1035.

Sincerely,

/s/ Robert-John H. Sands

Robert-John H. Sands
Senior Vice President, Corporate Secretary and General Counsel

Acacia Mutual Holding Corporation, Acacia Financial Group, Ltd., Acacia Life Insurance Company, Acacia National Life Insurance Company, Acacia Financial Corporation, Calvert Group, Ltd., Acacia Federal Savings Bank, Enterprise Resources, LLC, Acacia Realty Corporation, The Advisors Group, Inc.
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NATIONAL HEADQUARTERS, Washington, DC